FLOW-THROUGH SHARE PREMIUM	12 Months Ended
Dec. 31, 2021
FLOW-THROUGH SHARE PREMIUM
FLOW-THROUGH SHARE PREMIUM
7.	FLOW-THROUGH SHARE PREMIUM

	Issued	Issued	Issued	Issued	Issued
	June 4, 2020	June 10, 2020	April 8, 2021	August 24, 2021	November 25, 2021	Total
	$	$	$	$	$	$
Balance at December 31, 2019	—	—	—	—	—	—
Liability incurred on flow-through shares issued	1,697,704	259,915	—	—	—	1,957,619
Settlement of flow-through share premium on expenditures incurred	(1,536,893)	(235,295)	—	—	—	(1,772,188)
Balance at December 31, 2020	160,811	24,620	—	—	—	185,431
Liability incurred on flow-through shares issued	—	—	1,971,330	14,590,165	12,600,000	29,161,495
Settlement of flow-through share premium on expenditures incurred	(160,811)	(24,620)	(1,971,330)	(4,460,969)	—	(6,617,730)
Balance at December 31, 2021	—	—	—	10,129,196	12,600,000	22,729,196

Flow-through share arrangements entitle the holder of the flow-through share to a 100% tax deduction in respect of qualifying Canadian exploration expenses as defined in the Income Tax Act, Canada (“Qualifying CEE”).

7.	FLOW-THROUGH SHARE PREMIUM (continued)

During the year ended December 31, 2021, the Company incurred $33,254,971 (2020 – $6,443,941) in Qualifying CEE and amortized a total of $6,617,730 (2020 - $1,772,188) of its flow-through liabilities.

The flow-through premium liability does not represent a cash liability to the Company and is to be fully amortized to the statement of loss and comprehensive loss pro-rata with the amount of qualifying expenditures that will be incurred.

As at December 31, 2021, the Company must spend another $39,920,949 of Qualifying CEE within one year to satisfy its remaining current flow-through liability of $10,129,196. The Company must also spend another $48,000,000 of Qualifying CEE by November 24, 2023 to satisfy its remaining non-current flow-through liability of $12,600,000.